Schedule of Investments (unaudited)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.4%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	$20	$18,878
3.38%, 03/27/50 (Call 09/27/49)	25	22,085
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	25	22,706
		63,669
Auto Manufacturers — 0.1%
American Honda Finance Corp., 1.30%, 09/09/26	10	9,131

Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	15	13,308
4.15%, 05/01/52 (Call 11/01/51)	15	12,162
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	15	13,959
		39,429
Banks — 27.8%
Banco Santander SA, 1.80%, 03/25/26	200	183,499
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	15	11,531
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(a)	100	87,296
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	25	18,370
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	25	22,179
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	90	67,754
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)	25	20,978
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(a)	60	55,768
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(a)	15	13,765
4.25%, 10/22/26	120	121,170
Bank of Montreal, 2.65%, 03/08/27(b)	50	47,221
Bank of New York Mellon Corp. (The), 2.45%, 08/17/26 (Call 05/17/26)	150	144,616
Bank of Nova Scotia (The), 1.35%, 06/24/26	50	45,335
Barclays PLC, 4.38%, 01/12/26	370	371,884
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26 (Call 05/22/26)	50	45,205
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	25	21,372
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	40	31,048
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(a)	25	23,473
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	105	103,855
4.65%, 07/23/48 (Call 06/23/48)	55	55,039
4.75%, 05/18/46	65	62,332
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	300	293,021
5.25%, 05/24/41	10	11,305
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	200	182,619
Goldman Sachs Group Inc. (The)
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	200	172,788
5.15%, 05/22/45	50	51,304
6.75%, 10/01/37	90	105,879
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	200	175,235
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	200	169,993
ING Groep NV, 1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	200	180,900
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	150	130,751
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	25	20,366
Security	Par (000)	Value

Banks (continued)
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	$25	$22,928
5.40%, 01/06/42	25	27,006
6.40%, 05/15/38	110	131,746
KeyCorp., 2.55%, 10/01/29	25	22,234
Lloyds Banking Group PLC, 1.63%, 05/11/27 (Call 05/11/26)(a)	250	226,084
Mitsubishi UFJ Financial Group Inc., 2.00%, 07/17/30	200	167,655
Mizuho Financial Group Inc., 2.84%, 09/13/26	200	189,885
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	200	168,735
4.30%, 01/27/45	75	71,184
5.00%, 11/24/25	10	10,352
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	55	63,441
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	100	89,273
Royal Bank of Canada, 1.15%, 07/14/26	50	45,133
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	270	260,717
Toronto-Dominion Bank (The), 2.00%, 09/10/31	30	24,912
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)	25	21,923
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	75	61,447
Westpac Banking Corp., 2.15%, 06/03/31	100	85,894
		4,738,400
Beverages — 1.3%
Coca-Cola Co. (The)
3.00%, 03/05/51	70	58,509
3.45%, 03/25/30	50	49,734
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	30	25,129
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	50	41,939
3.63%, 03/19/50 (Call 09/19/49)	50	47,213
		222,524
Biotechnology — 2.3%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	40	33,555
4.40%, 02/22/62 (Call 08/22/61)	20	18,260
4.66%, 06/15/51 (Call 12/15/50)	100	98,635
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	70	59,115
3.15%, 05/01/50 (Call 11/01/49)	15	10,849
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	60	50,633
4.75%, 03/01/46 (Call 09/01/45)	85	84,930
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	40	33,139
		389,116
Building Materials — 0.3%
Carrier Global Corp., 3.58%, 04/05/50 (Call 10/05/49)	40	32,023
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	30	25,212
		57,235
Chemicals — 0.3%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	15	13,174
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	10,442
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	25	23,930
		47,546
Commercial Services — 0.8%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	50	41,706
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	80	77,007

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)(c)	$25	$22,842
		141,555
Computers — 4.5%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	270	240,952
2.70%, 08/05/51 (Call 02/05/51)	50	39,008
4.65%, 02/23/46 (Call 08/23/45)	180	193,318
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	15	11,445
5.30%, 10/01/29 (Call 07/01/29)	60	61,396
6.02%, 06/15/26 (Call 03/15/26)	15	15,859
6.20%, 07/15/30 (Call 04/15/30)	15	16,095
8.35%, 07/15/46 (Call 01/15/46)	8	10,587
Hewlett Packard Enterprise Co., 6.20%, 10/15/35 (Call 04/15/35)	30	33,155
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	70	58,460
International Business Machines Corp., 4.15%, 05/15/39	100	94,033
		774,308
Cosmetics & Personal Care — 1.6%
Procter & Gamble Co. (The)
1.00%, 04/23/26	100	92,823
3.00%, 03/25/30	50	48,125
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	130	129,351
		270,299
Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	155	135,994
Air Lease Corp., 1.88%, 08/15/26 (Call 07/15/26)	105	93,711
Ally Financial Inc., 8.00%, 11/01/31	25	29,492
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	15	14,776
4.05%, 12/03/42	15	13,912
Charles Schwab Corp. (The), 2.45%, 03/03/27 (Call 02/03/27)	15	14,296
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	15	13,693
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	75	74,417
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	75	60,858
3.00%, 09/15/60 (Call 03/15/60)	30	21,011
4.95%, 06/15/52 (Call 12/15/51)	15	15,467
Mastercard Inc., 3.85%, 03/26/50 (Call 09/26/49)	25	23,703
Nomura Holdings Inc., 1.65%, 07/14/26	200	180,295
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	25	21,467
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	55	52,507
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	40	32,731
3.15%, 12/14/25 (Call 09/14/25)	75	75,237
4.30%, 12/14/45 (Call 06/14/45)	50	50,827
		924,394
Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	9,423

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	20	16,722

Entertainment — 0.9%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(c)	50	46,705
5.05%, 03/15/42 (Call 09/15/41)(c)	15	13,528
5.14%, 03/15/52 (Call 09/15/51)(c)	100	89,682
		149,915
Security	Par (000)	Value

Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	$25	$25,110
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	16,391
		41,501
Food — 1.6%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	30	29,792
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	60	58,772
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)(b)	50	42,529
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	90	79,547
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	12	10,847
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	20	24,305
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	30	31,304
		277,096
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	30	26,391

Health Care - Products — 0.8%
Baxter International Inc., 3.13%, 12/01/51 (Call 06/01/51)(c)	20	15,044
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	100	91,670
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	40	32,123
		138,837
Health Care - Services — 1.6%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	20	17,511
Anthem Inc.
2.55%, 03/15/31 (Call 12/15/30)	70	62,297
3.60%, 03/15/51 (Call 09/15/50)	40	34,253
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	25	20,909
3.50%, 07/15/51 (Call 01/15/51)	70	52,500
4.13%, 06/15/29 (Call 03/15/29)	10	9,704
4.50%, 02/15/27 (Call 08/15/26)	15	15,149
5.25%, 06/15/49 (Call 12/15/48)	15	14,453
5.38%, 09/01/26 (Call 03/01/26)	15	15,619
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	40	33,405
		275,800
Insurance — 2.0%
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	65	62,967
4.38%, 06/30/50 (Call 12/30/49)	15	14,376
4.80%, 07/10/45 (Call 01/10/45)	15	14,774
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	15	11,066
4.35%, 11/03/45 (Call 05/03/45)	15	14,522
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)(c)	15	14,610
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	20	19,485
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	10	8,325
Marsh & McLennan Companies Inc., 4.90%, 03/15/49 (Call 09/15/48)	20	20,729
MetLife Inc.
4.05%, 03/01/45	35	32,628
5.70%, 06/15/35	40	45,212
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	15	14,109
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	50	48,055
Travelers Companies Inc. (The), 3.05%, 06/08/51 (Call 12/08/50)	25	19,733
		340,591
Internet — 2.3%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	40	28,439
2.25%, 08/15/60 (Call 02/15/60)	25	17,320

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	$25	$23,557
2.10%, 05/12/31 (Call 02/12/31)	130	114,647
3.10%, 05/12/51 (Call 11/12/50)	15	12,504
3.25%, 05/12/61 (Call 11/12/60)	130	106,180
3.88%, 08/22/37 (Call 02/22/37)	15	14,821
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	20	20,084
4.63%, 04/13/30 (Call 01/13/30)	15	15,538
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	30	27,484
3.65%, 05/10/51 (Call 11/10/50)	20	15,969
		396,543
Machinery — 0.7%
Caterpillar Financial Services Corp., 0.90%, 03/02/26	25	22,950
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	40	34,400
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	30	28,744
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	30	26,596
		112,690
Manufacturing — 0.6%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	20	19,524
3.25%, 08/26/49 (Call 02/26/49)	30	25,096
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	15	13,950
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	45	42,018
		100,588
Media — 2.6%
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	70	67,566
5.20%, 09/20/47 (Call 03/20/47)	40	36,541
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	15	15,172
5.48%, 01/25/39 (Call 07/25/38)	10	10,205
5.58%, 01/25/49 (Call 07/25/48)	10	10,329
Paramount Global, 4.38%, 03/15/43	60	50,309
Walt Disney Co. (The)
1.75%, 01/13/26	70	66,463
2.65%, 01/13/31	100	90,660
3.60%, 01/13/51 (Call 07/13/50)	100	88,224
3.80%, 03/22/30	15	14,946
		450,415
Mining — 0.4%
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	30	25,841
6.25%, 10/01/39	15	17,224
Rio Tinto Alcan Inc., 6.13%, 12/15/33	25	29,661
		72,726
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	15	13,217

Packaging & Containers — 0.1%
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	20	20,551

Pharmaceuticals — 11.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	100	97,217
4.05%, 11/21/39 (Call 05/21/39)	120	111,540
4.25%, 11/21/49 (Call 05/21/49)	95	89,539
4.70%, 05/14/45 (Call 11/14/44)	25	24,795
Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	$25	$24,610
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	40	36,761
AstraZeneca PLC, 6.45%, 09/15/37	70	87,753
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	90	81,014
4.67%, 06/06/47 (Call 12/06/46)	15	14,643
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	25	20,984
2.95%, 03/15/32 (Call 12/15/31)	25	23,577
3.40%, 07/26/29 (Call 04/26/29)	31	30,641
3.90%, 02/20/28 (Call 11/20/27)	15	15,291
4.25%, 10/26/49 (Call 04/26/49)	90	88,352
Cigna Corp.
4.13%, 11/15/25 (Call 09/15/25)	30	30,519
4.90%, 12/15/48 (Call 06/15/48)	100	100,132
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	95	79,979
3.88%, 07/20/25 (Call 04/20/25)	25	25,284
4.78%, 03/25/38 (Call 09/25/37)	15	14,994
5.05%, 03/25/48 (Call 09/25/47)	135	137,466
5.13%, 07/20/45 (Call 01/20/45)	15	15,251
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)	40	29,003
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	50	51,122
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	24,634
3.70%, 03/01/46 (Call 09/01/45)	110	105,224
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	50	42,461
2.90%, 12/10/61 (Call 06/10/61)	10	7,559
3.70%, 02/10/45 (Call 08/10/44)	80	73,439
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	40	36,062
2.75%, 08/14/50 (Call 02/14/50)(b)	40	32,165
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	280	273,872
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	100	103,271
		1,929,154
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	40	32,963
3.55%, 03/15/52 (Call 09/15/51)	15	11,952
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	15	12,066
3.10%, 06/15/50 (Call 12/15/49)	30	21,607
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	55	44,240
3.65%, 02/01/26 (Call 11/03/25)	40	39,596
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	20	19,214
Crown Castle International Corp., 2.90%, 04/01/41 (Call 10/01/40)	40	30,112
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	40	33,903
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	25	24,759
5.63%, 05/15/52 (Call 11/15/51)	15	14,690
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	140	141,048
		426,150
Retail — 5.5%
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	25	23,379

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	$20	$20,013
Home Depot Inc. (The)
2.75%, 09/15/51 (Call 03/15/51)	200	152,251
2.95%, 06/15/29 (Call 03/15/29)	50	47,800
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	120	105,085
2.80%, 09/15/41 (Call 03/15/41)	70	54,326
4.45%, 04/01/62 (Call 10/01/61)	20	18,041
McDonald’s Corp.
3.63%, 09/01/49 (Call 03/01/49)	60	51,667
3.70%, 01/30/26 (Call 10/30/25)	200	202,247
4.88%, 12/09/45 (Call 06/09/45)	15	15,451
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	25	20,329
3.55%, 08/15/29 (Call 05/15/29)	80	76,692
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	150	148,717
		935,998
Semiconductors — 3.7%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	15	12,051
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	20	20,225
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(c)	100	83,232
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	100	89,496
2.80%, 08/12/41 (Call 02/12/41)	100	79,897
3.05%, 08/12/51 (Call 02/12/51)	80	63,382
3.73%, 12/08/47 (Call 06/08/47)	15	13,441
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	20	21,271
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	25	21,711
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	35	34,890
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	40	36,378
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)	35	27,826
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)	75	74,567
4.50%, 05/20/52 (Call 11/20/51)	15	15,167
4.80%, 05/20/45 (Call 11/20/44)	15	15,671
Texas Instruments Inc., 3.88%, 03/15/39 (Call 09/15/38)	20	19,589
		628,794
Software — 6.9%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	20	14,809
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	25	22,598
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	25	21,330
(Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	25	22,590
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	35	34,789
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	100	90,714
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	40	38,777
4.40%, 07/01/49 (Call 01/01/49)	35	31,662
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	250	194,281
3.30%, 02/06/27 (Call 11/06/26)	100	101,158
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	200	170,525
2.95%, 04/01/30 (Call 01/01/30)	50	43,886
3.80%, 11/15/37 (Call 05/15/37)	15	12,446
3.95%, 03/25/51 (Call 09/25/50)	45	34,627
4.00%, 07/15/46 (Call 01/15/46)	220	172,297
Security	Par/ Shares (000)	Value

Software (continued)
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	$40	$34,661
2.90%, 07/15/51 (Call 01/15/51)	30	23,583
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	100	89,655
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	15	14,772
		1,169,160
Telecommunications — 6.5%
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)	15	14,364
British Telecommunications PLC, 9.63%, 12/15/30	35	45,443
Cisco Systems Inc., 5.90%, 02/15/39	35	41,000
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	30	26,277
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	31,835
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	30	24,286
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	30	32,687
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)(c)	50	47,417
4.35%, 05/01/49 (Call 11/01/48)	30	26,777
4.55%, 03/15/52 (Call 09/15/51)(c)	15	13,937
Telefonica Emisiones SA, 7.00%, 06/20/36	85	99,823
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	100	92,975
2.55%, 03/21/31 (Call 12/21/30)	200	177,088
2.99%, 10/30/56 (Call 04/30/56)	140	103,714
3.40%, 03/22/41 (Call 09/22/40)	150	129,119
Vodafone Group PLC
4.38%, 05/30/28	140	142,771
5.25%, 05/30/48	65	65,078
		1,114,591
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	25	23,854

Transportation — 1.0%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	50	43,225
3.25%, 04/01/26 (Call 01/01/26)	30	29,736
4.55%, 04/01/46 (Call 10/01/45)	60	56,465
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	50	46,024
		175,450
Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	15	13,063

Total Corporate Bonds & Notes — 96.9%
(Cost: $19,349,710)		16,536,826

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	47	46,866

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	100	$100,000
		146,866
Total Short-Term Securities — 0.9%
(Cost: $146,855)		146,866

Total Investments in Securities — 97.8%
(Cost: $19,496,565)		16,683,692

Other Assets Less Liabilities — 2.2%		378,649

Net Assets — 100.0%		$17,062,341

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$176,035	$—	$(129,291	)(a)	$100	$22	$46,866	47	$100	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	(40,000	)(a)	—	—	100,000	100	138		—
					$100	$22	$146,866		$238		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,536,826	$—	$16,536,826
Money Market Funds	146,866	—	—	146,866
	$146,866	$16,536,826	$—	$16,683,692

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate